INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Assets
For the period ended December 31,	2015
Book loss for the year	$(6,850,725)
Adjustments:
Flow-through losses allocated to LLC members prior to merger	2,627,675
Non-deductible debt discount expense	—
Non-deductible portion of meals and entertainment	5,441
Non-deductible portion of stock compensation	470,647
Non-deductible penalties	—
Tax loss for the year	(3,746,962)
Estimated effective tax rate	34%
Deferred tax asset	$(1,273,967)

As of December 31,	2015
Deferred tax asset	$1,273,967
Valuation allowance	(1,273,967)
Current taxes payable	—
Income tax expense	$—

Federal NOL
Year	Amount	Expiration
2015	$1,273,967	2035
Total	$1,273,967